WARRANTS (Details) - USD ($)	9 Months Ended	12 Months Ended
	Sep. 30, 2016	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Number of warrants
Number of shares, beginning	42,276,609	16,527,989	18,770,591
Number of shares, exercised	0	109,855	11,748,807
Number of shares, granted	21,961,513	28,913,020	9,506,205
Number of shares,Expired	(393,081)
Number of shares, Forfeited		3,054,545
Number of shares, ending	64,095,041	42,276,609	16,527,989	18,770,591
Weighted average exercise price
Weighted average exercise price, beginning (in dollars per share)	$ 0.22	$ 0.46	$ 0.35
Weighted average exercise price, exercised (in dollars per share)		0.40	0.36
Weighted average exercise price, granted (in dollars per share) | $ / shares	0.02	0.11	0.51
Weighted average exercise price, Forfeited (in dollars per share)		0.43
Weighted average exercise price, Expired (in dollars per share)	0.42
Weighted average exercise price, ending (in dollars per share)	$ 0.15	$ 0.22	$ 0.46	$ 0.35
Weighted Average Remaining Term
Wtd Avg. Remaining Term	3 years 8 months 23 days	4 years 1 month 24 days	3 years 8 months 8 days	4 years 7 months 13 days
Weighted Average Remaining Term	4 years 7 months 28 days
Exercisable
Exercisable	63,907,541	41,297,920
Intrinsic Value
Outstanding, Intrinsic Value	$ 4,059,950	$ 1,167	$ 309,821	$ 416,000